UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22434

                            del Rey Global Investors Funds

(Exact name of registrant as specified in charter)

6701 Center Drive West, Suite 655

                             Los Angeles, CA 90045

(Address of principal executive offices) (Zip code)

Corporation Service Company

Gerald W. Wheeler, Esq.

Chief Operating Officer

del Rey Global Investors, LLC

6701 Center Drive West, Suite 655

                             Los Angeles, CA 90045

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 649-1230

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments.

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund

SCHEDULE OF INVESTMENTS

February 29, 2012

	Number of Shares	Market Value	% of Net Assets
Common Stock

Belgium (Cost $202,378)
Belgacom SA	5,900	$187,829
		187,829	3.1%

Canada (Cost $547,367)
Barrick Gold Corp	3,800	181,374
Kinross Gold Corp	6,900	76,452
Magna International Inc	2,100	99,918
Nexen Inc	4,400	89,672
Suncor Energy Inc	2,700	97,038
		544,454	9.0%

China (Cost $95,402)
Huaneng Power International Inc, Class H	186,000	119,185
		119,185	2.0%

Finland (Cost $361,297)
Nokia OYJ	34,700	182,150
Stora Enso OYJ, Class R	17,600	132,132
		314,282	5.2%

France (Cost $393,301)
Alcatel-Lucent (1)	31,000	77,729
Sanofi	2,200	162,703
Societe Generale SA	1,400	45,232
		285,664	4.7%

Germany (Cost $269,863)
Deutsche Bank AG (Registered)	1,200	56,045
Deutsche Post AG (Registered)	3,400	59,726
Siemens AG (Registered)	1,700	169,551
		285,322	4.7%

Hong Kong (Cost $250,833)
Chaoda Modern Agriculture Holdings Ltd (2)	168,000	23,826
China Mobile Ltd	16,500	176,249
Sino-Forest Corp (1)(2)	5,000	51
		200,126	3.3%

Italy (Cost $296,099)
Intesa Sanpaolo SpA	32,100	62,482
Telecom Italia SpA - RSP	200,000	189,320
		251,802	4.2%

Japan (Cost $1,559,914)
Dai Nippon Printing Co Ltd	17,000	175,041
FUJIFILM Holdings Corp	6,700	169,541
Hachijuni Bank Ltd	10,000	58,679
Mabuchi Motor Co Ltd	3,500	162,752
MS&AD Insurance Group Holdings	2,900	62,182
Nintendo Co Ltd	700	103,335
Rohm Co Ltd	2,300	115,722
Sankyo Co Ltd	1,700	81,770
Secom Co Ltd	2,600	123,300
Sega Sammy Holdings Inc	4,700	89,098
Seven & I Holdings Co Ltd	5,900	163,015
Shiseido Co Ltd	6,800	118,033
Sumitomo Mitsui Trust Holdings Inc	18,000	62,444
		1,484,912	24.5%

Netherlands (Cost $363,683)
Aegon NV (1)	11,900	62,308
Royal Dutch Shell PLC, Class B	4,600	170,475
Wolters Kluwer NV	6,000	111,714
		344,497	5.7%

South Africa (Cost $254,399)
AngloGold Ashanti Ltd	2,500	108,391
Gold Fields Ltd	5,200	82,224
Impala Platinum Holdings Ltd	2,400	53,379
		243,994	4.0%

South Korea (Cost $204,016)
KT Corp ADR (1)	4,800	70,608
SK Telecom Co Ltd ADR	7,000	101,150
		171,758	2.8%

	Number of Shares	Market Value	% of Net Assets
Common Stock (continued)

Spain (Cost $307,275)
Banco Popular Espanol SA	11,500	$47,205
Indra Sistemas SA	13,200	167,845
		215,050	3.5%

Switzerland (Cost $200,584)
Novartis AG (Registered)	3,200	174,344
		174,344	2.9%

United Kingdom (Cost $920,275)
AstraZeneca PLC	1,600	71,463
BAE Systems PLC	34,800	173,120
BP PLC	14,200	111,236
Home Retail Group PLC	105,800	171,682
Lloyds Banking Group PLC (1)	128,700	71,528
Tesco PLC	34,700	174,499
		773,528	12.7%

United States (Cost $155,283)
Newmont Mining Corp	2,800	166,320
		166,320	2.7%
Total Common Stock (Cost $6,381,969)		5,763,067	95.0%

Investment Companies
Northern Institutional Funds-
Treasury Portfolio	245,302	245,302	4.1%
Total Investment Companies (Cost $245,302)
Total Value of Investments (Total Cost $6,627,271)		6,008,369	99.1%
Other Assets less Liabilities		56,970	0.9%
Net Assets		$6,065,339	100.0%

(1)	Non-Income Producing Security
(2)	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Trustees.

Percentages shown are based on Net Assets.

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012

Federal Tax Information:

At February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,627,271
Gross tax appreciation of investments	$135,592
Gross tax depreciation of investments	(754,494)
Net tax depreciation of investments	$(618,902)

At February 29, 2012, the industry sectors for the del Rey Monarch Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.6%
Consumer Staples	8.3
Energy	8.1
Financials	9.1
Health Care	7.1
Industrials	15.0
Information Technology	14.2
Materials	13.9
Telecommunication Services	12.6
Utilities	2.1
Total	100.0%

At February 29, 2012, the del Rey Monarch Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	29.7%
Japanese Yen	25.8
British Pound	16.4
U.S. Dollar	15.3
Hong Kong Dollar	5.5
All other currencies less than 5%	7.3
Total	100.0%

del Rey Global Investors Funds	(UNAUDITED)
del Rey Monarch Fund

SCHEDULE OF INVESTMENTS (continued)

February 29, 2012

Various inputs are used in determining the value of the del Rey Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following technique on Level 3 investments: The Fund valued certain securities using a stale price based on suspension from trading exchanges.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the del Rey Monarch Fund’s investments, which are carried at fair value, as of February 29, 2012.

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stock
Consumer Discretionary	$554,181	$-	$-	$554,181
Consumer Staples	479,373	-	-	479,373
Energy	468,421	-	-	468,421
Financials	528,105	-	-	528,105
Health Care	408,510	-	-	408,510
Industrials	863,491	-	-	863,491
Information Technology	816,322	-	-	816,322
Materials	800,272	-	51	800,323
Telecommunication Services	725,156	-	-	725,156
Utilities	119,185	-	-	119,185
Investment Companies	245,302	-	-	245,302
Total Investments	$6,008,318	$-	$51	$6,008,369

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At February 29, 2012, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on May 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 5/31/2011	CHANGE IN UNREALIZED DEPRECIATION	PURCHASES	BALANCE AS OF 2/29/2012
Common Stock
Materials	$-	$ (26,295)	$26,346	$51

The amount of change in net unrealized losses on investments in Level 3 securities still held at February 29, 2012 was approximately $26,295.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

del Rey Global Investors Funds

By:	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer (Principal Executive Officer)

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer (Principal Executive Officer)

Date:	April 25, 2012

By:	/s/ Gerald W. Wheeler
Gerald W. Wheeler, Chief Financial Officer (Principal Financial Officer)

Date:	April 25, 2012